Document and Entity Information	0 Months Ended
Apr. 17, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 17, 2014
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Apr. 17, 2014
Document Effective Date	Apr. 17, 2014
Prospectus Date	May 01, 2013
LoCorr Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	LEQAX
LoCorr Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	LEQCX
LoCorr Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	LEQIX